MAYER BROWN ROWE & MAW
                                  1675 Broadway
                            New York, New York 10019



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C.  20549

         Re:      PowerShares Exchange-Traded Fund Trust
                  File numbers: 333-102228, 811-21265
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Ladies and Gentlemen:

     On behalf of the PowerShares Exchange-Traded Fund Trust ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on April 16, 2003, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 16, 2003, accession number 0000891804-03-000854.

     If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 506-2695.

                                      Very truly yours,

                                      PowerShares Exchange-Traded Fund Trust

                                      By:/s/ H. Bruce Bond
                                         -------------------
                                             H. Bruce Bond
                                             President